Other Assets - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Period of not utilizing prepaid amounts related to clinical trials	12 months